Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common share - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Numerator:
Net loss	$ (1,000)	$ (595,442)
Denominator:
Basic weighted average shares outstanding	3,750,000	11,781,678
Basic net loss per share of Common Stock	$ 0	$ (0.05)